CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details) - USD ($)			12 Months Ended
		Oct. 22, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate Information And Statement Of IFRS Compliance [Abstract]
Impairment loss recognised in profit or loss, goodwill			$ 0	$ 0	$ 0
Allowance for impairment of tax credits, net of recoveries	[1]		1,586,000	0	(1,820,000)
Impairment loss recognised in profit or loss (note 4.12)			$ 4,708,000	0	$ 0
Disclosure of subsidiaries [line items]
Growth rate used to extrapolate cash flow projections			3.00%
Intangible assets			$ 11,365,000	$ 13,791,000
Dynaflows S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		33.27%	33.27%	33.27%
Internally generated
Disclosure of subsidiaries [line items]
Intangible assets			$ 6,395,000	$ 3,904,000
Goodwill
Disclosure of subsidiaries [line items]
Explanation of period over which management has projected cash flows			5 years
Growth rate used to extrapolate cash flow projections			21.50%
Discount rate applied to cash flow projections			10.58%

[1]	Includes an impairment of tax credits of 1,586 for 2017 (see note 4.11) and a recovery of 1,820 for 2015 related to a reversal of the allowance of impairment of tax credits (see note 3.7.1.1).